Property, Plant and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 521,370	$ 448,406
Less: accumulated depreciation	(180,483)	(143,747)
Property, plant and equipment, net	340,887	304,659
Land, buildings, and leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	178,117	174,322
Vehicles and equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	233,793	167,337
Office furniture, fixtures and software
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 109,460	$ 106,747